Related Party Transactions (Details) - KeraLink International - USD ($)	12 Months Ended
	Dec. 31, 2018	May 31, 2021
Related Party Transaction [Line Items]
Amount of settlement received	$ 400,000
Shares sale proceeds over which Keralink to pay Aziyo	550,000	$ 550,000
Amount to receive from KeraLink upon sale of shares over $550,000	$ 550,000
Amount remitted from sale of shares		$ 550,000
Period for Keralink to pay Aziyo	3 days